UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21318

Name of Fund: BlackRock Corporate High Yield Fund VI, Inc. (HYT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Corporate High Yield Fund VI, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 - 11/30/2007

Item 1 - Schedule of Investments

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

                                  Face
Industry                        Amount  Corporate Bonds                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense        $ 3,089,000  Alliant Techsystems, Inc., 2.75% due 9/15/2011 (a)(e)                          $  4,166,289
- 4.5%                       2,325,000  DRS Technologies, Inc., 6.875% due 11/01/2013                                     2,295,937
                             1,600,000  Esterline Technologies Corp., 7.75% due 6/15/2013                                 1,628,000
                             2,200,000  L-3 Communications Corp., 7.625% due 6/15/2012                                    2,257,750
                             2,550,000  L-3 Communications Corp., 5.875% due 1/15/2015                                    2,448,000
                             2,220,000  L-3 Communications Corp., 3% due 8/01/2035 (a)(e)                                 2,755,575
                             2,200,000  L-3 Communications Corp. Series B, 6.375% due 10/15/2015                          2,178,000
                               750,000  TransDigm, Inc., 7.75% due 7/15/2014                                                757,500
                             3,200,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                                3,104,000
                                                                                                                       ------------
                                                                                                                         21,591,051
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.7%              2,820,984  Continental Airlines, Inc. Series 1997-4-B, 6.90% due 7/02/2018 (l)               2,708,145
                                18,195  Continental Airlines, Inc. Series 1998-1-C, 6.541% due 9/15/2009 (l)                 18,058
                               600,638  Continental Airlines, Inc. Series 2001-1-C, 7.033% due 12/15/2012 (l)               582,994
                                                                                                                       ------------
                                                                                                                          3,309,197
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.1%       1,950,000  Allison Transmission, 11.25% due 11/01/2015 (e)(g)                                1,852,500
                               450,000  The Goodyear Tire & Rubber Co., 7.857% due 8/15/2011                                459,000
                             1,080,000  The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011                             1,128,600
                             2,090,000  Lear Corp., 8.75% due 12/01/2016                                                  1,922,800
                                                                                                                       ------------
                                                                                                                          5,362,900
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%           1,192,000  Ford Capital BV, 9.50% due 6/01/2010                                              1,123,460
                             1,100,000  Ford Motor Co., 8.90% due 1/15/2032                                                 858,000
                                                                                                                       ------------
                                                                                                                          1,981,460
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.5%             2,300,000  Constellation Brands, Inc., 8.125% due 1/15/2012                                  2,288,500
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.4%         1,800,000  Angiotech Pharmaceuticals, Inc., 8.874% due 12/01/2013 (b)                        1,710,000
-----------------------------------------------------------------------------------------------------------------------------------
Building Products            1,147,000  Goodman Global Holding Co., Inc., 7.991% due 6/15/2012 (b)                        1,145,566
- 1.3%                       2,225,000  Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                           2,280,625
                             3,100,000  Momentive Performance Materials, Inc., 11.50% due 12/01/2016 (e)                  2,751,250
                                                                                                                       ------------
                                                                                                                          6,177,441
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.5%       2,400,000  E*Trade Financial Corp., 12.50% due 11/27/2017                                    2,331,429
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.5%             1,400,000  American Pacific Corp., 9% due 2/01/2015                                          1,417,500
                             1,000,000  Hexion U.S. Finance Corp., 9.369% due 11/15/2014 (b)                              1,020,000
                               850,000  Hexion U.S. Finance Corp., 9.75% due 11/15/2014                                     913,750
                             1,295,000  Ineos Group Holdings Plc, 8.50% due 2/15/2016 (e)                                 1,165,500
                             1,250,000  Innophos, Inc., 8.875% due 8/15/2014                                              1,243,750
                               720,000  Key Plastics LLC, 11.75% due 3/15/2013 (e)                                          576,000
                             2,680,000  MacDermid, Inc., 9.50% due 4/15/2017 (e)                                          2,432,100
                             1,250,000  NOVA Chemicals Corp., 7.863% due 11/15/2013 (b)                                   1,200,000
                             1,168,000  Nalco Finance Holdings, Inc., 10.078% due 2/01/2014 (h)                           1,062,880
                               875,000  Terra Capital, Inc. Series B, 7% due 2/01/2017                                      864,063
                                                                                                                       ------------
                                                                                                                         11,895,543
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &        2,200,000  Ashtead Capital, Inc., 9% due 8/15/2016 (e)                                       1,936,000
Supplies - 5.5%              4,775,000  Corrections Corp. of America, 7.50% due 5/01/2011                                 4,834,687
                               915,000  DI Finance Series B, 9.50% due 2/15/2013                                            956,175
                             2,190,000  PNA Intermediate Holding Corp., 11.869% due
                                        2/15/2013 (b)(e)(g)                                                               2,014,800
                             3,845,000  Quebecor World, Inc., 9.75% due 1/15/2015 (e)                                     3,056,775
                               350,000  Sally Holdings LLC, 9.25% due 11/15/2014                                            348,250
                             1,691,000  Sally Holdings LLC, 10.50% due 11/15/2016                                         1,682,545
                             1,100,000  US Investigations Services, Inc., 10.50% due 11/01/2015 (e)                       1,023,000
                             4,775,000  Waste Services, Inc., 9.50% due 4/15/2014                                         4,775,000
                             1,200,000  West Corp., 9.50% due 10/15/2014                                                  1,182,000

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

                                  Face
Industry                        Amount  Corporate Bonds                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                           $ 4,470,000  West Corp., 11% due 10/15/2016                                                 $  4,470,000
                                                                                                                       ------------
                                                                                                                         26,279,232
-----------------------------------------------------------------------------------------------------------------------------------
Communications               2,825,000  Dycom Industries, Inc., 8.125% due 10/15/2015                                     2,817,937
Equipment - 1.2%             3,165,000  Nortel Networks Ltd., 9.493% due 7/15/2011 (b)(e)                                 3,077,962
                                                                                                                       ------------
                                                                                                                          5,895,899
-----------------------------------------------------------------------------------------------------------------------------------
Computers &                  1,965,000  Viasystems, Inc., 10.50% due 1/15/2011                                            1,965,000
Peripherals - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Construction                   620,000  Nortek, Inc., 8.50% due 9/01/2014                                                   502,200
Materials - 0.4%             1,600,000  Texas Industries, Inc., 7.25% due 7/15/2013                                       1,552,000
                                                                                                                       ------------
                                                                                                                          2,054,200
-----------------------------------------------------------------------------------------------------------------------------------
Containers &                 2,335,000  Berry Plastics Holding Corp., 8.875% due 9/15/2014                                2,253,275
Packaging - 5.9%             3,015,000  Berry Plastics Holding Corp., 8.866% due 9/15/2014 (b)                            2,894,400
                             3,475,000  Graham Packaging Co. LP, 9.875% due 10/15/2014                                    3,188,312
                             1,675,000  Graphic Packaging International Corp., 8.50% due 8/15/2011                        1,649,875
                             1,000,000  Graphic Packaging International Corp., 9.50% due 8/15/2013                          990,000
                               670,000  Impress Holdings BV, 8.368% due 9/15/2013 (b)(e)                                    649,900
                             4,175,000  Owens-Brockway Glass Container, Inc., 8.875% due 2/15/2009                        4,190,656
                             1,575,000  Owens-Brockway Glass Container, Inc., 8.25% due 5/15/2013                         1,630,125
                             2,165,000  Packaging Dynamics Finance Corp., 10% due 5/01/2016 (e)                           1,970,150
                             1,920,000  Pregis Corp., 12.375% due 10/15/2013                                              2,073,600
                             3,175,000  Rock-Tenn Co., 8.20% due 8/15/2011                                                3,214,688
                             3,770,000  Smurfit-Stone Container Enterprises, Inc., 8% due 3/15/2017                       3,619,200
                                                                                                                       ------------
                                                                                                                         28,324,181
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer         4,775,000  Service Corp. International, 7% due 6/15/2017                                     4,500,438
Services - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial          680,000  Ford Motor Credit Co. LLC, 7.993% due 1/13/2012 (b)                                 592,517
Services - 0.8%                300,000  Ford Motor Credit Co. LLC, 7.80% due 6/01/2012                                      267,367
                               950,000  GMAC LLC, 7.25% due 3/02/2011                                                       841,408
                               100,000  GMAC LLC, 8% due 11/01/2031                                                          84,846
                             2,100,000  Leucadia National Corp., 8.125% due 9/15/2015                                     2,089,500
                                                                                                                       ------------
                                                                                                                          3,875,638
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                    650,000  Qwest Communications International, Inc., 7.50% due 2/15/2014                       645,125
Telecommunication            2,300,000  Qwest Corp., 8.241% due 6/15/2013 (b)                                             2,363,250
Services Services              875,000  Qwest Corp., 7.625% due 6/15/2015                                                   892,500
- 1.9%                       4,800,000  Windstream Corp., 8.125% due 8/01/2013                                            4,938,000
                                                                                                                       ------------
                                                                                                                          8,838,875
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities           2,975,000  Edison Mission Energy, 7.50% due 6/15/2013                                        2,975,000
- 2.7%                       2,650,000  Mirant North America LLC, 7.375% due 12/31/2013                                   2,656,625
                               660,000  NSG Holdings LLC, 7.75% due 12/15/2025 (e)(l)                                       651,750
                             2,400,000  Nevada Power Co. Series A, 8.25% due 6/01/2011                                    2,650,109
                               775,000  Sierra Pacific Resources, 8.625% due 3/15/2014                                      825,377
                             3,173,808  Tenaska Alabama Partners LP, 7% due 6/30/2021 (e)(l)                              3,269,130
                                                                                                                       ------------
                                                                                                                         13,027,991
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment           610,000  Belden, Inc., 7% due 3/15/2017                                                      599,325
- 0.5%                       1,625,000  Coleman Cable, Inc., 9.875% due 10/01/2012                                        1,543,750
                               321,000  UCAR Finance, Inc., 10.25% due 2/15/2012                                            330,630
                                                                                                                       ------------
                                                                                                                          2,473,705
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &       2,005,000  NXP BV, 7.993% due 10/15/2013 (b)                                                 1,894,725
Instruments - 1.1%           1,539,000  NXP BV, 9.50% due 10/15/2015                                                      1,400,490
                             2,185,000  Sanmina-SCI Corp., 8.125% due 3/01/2016                                           1,933,725
                                                                                                                       ------------
                                                                                                                          5,228,940
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &             335,000  Compagnie Generale de Geophysique-Veritas, 7.50% due 5/15/2015                      337,512
Services - 1.9%

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

                                  Face
Industry                        Amount  Corporate Bonds                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                           $   510,000  Compagnie Generale de Geophysique-Veritas, 7.75% due 5/15/2017                 $    512,550
                             1,140,000  North American Energy Partners, Inc., 8.75% due 12/01/2011                        1,145,700
                             3,200,000  Ocean RIG ASA, 9.24% due 4/04/2011 (b)                                            3,152,000
                             3,930,000  SemGroup LP, 8.75% due 11/15/2015 (e)                                             3,753,150
                                                                                                                       ------------
                                                                                                                          8,900,912
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples               1,300,000  AmeriQual Group LLC, 9.50% due 4/01/2012 (e)                                      1,014,000
Retailing - 1.8%             3,150,000  National Beef Packing Co. LLC, 10.50% due 8/01/2011                               3,047,625
                               900,000  Rite Aid Corp., 9.375% due 12/15/2015 (e)                                           778,500
                             4,065,000  Rite Aid Corp., 7.50% due 3/01/2017                                               3,658,500
                                                                                                                       ------------
                                                                                                                          8,498,625
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.0%         4,791,000  Del Monte Corp., 8.625% due 12/15/2012                                            4,838,910
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.5%         2,110,000  El Paso Performance-Linked Trust, 7.75% due 7/15/2011 (e)                         2,209,657
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &        900,000    The Cooper Cos., Inc., 7.125% due 2/15/2015                                       873,000
Supplies - 1.8%              8,140,000  ReAble Therapeutics Finance LLC, 10.875% due 11/15/2014 (e)                       7,834,750
                                                                                                                       ------------
                                                                                                                          8,707,750
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &      1,605,000  Accellent, Inc., 10.50% due 12/01/2013                                            1,420,425
Services - 5.3%              1,745,000  Community Health Systems, Inc. Series WI, 8.875% due 7/15/2015                    1,762,450
                             1,150,000  Omnicare, Inc., 6.75% due 12/15/2013                                              1,058,000
                             1,250,000  Omnicare, Inc. Series OCR, 3.25% due 12/15/2035 (a)                                 939,063
                             6,795,000  Tenet Healthcare Corp., 6.50% due 6/01/2012                                       5,979,600
                             3,565,000  Tenet Healthcare Corp., 9.875% due 7/01/2014                                      3,360,013
                             4,775,000  US Oncology, Inc., 9% due 8/15/2012                                               4,703,375
                             2,400,000  United Surgical Partners International, Inc., 8.875% due 5/01/2017                2,340,000
                               490,000  Universal Hospital Services, Inc., 8.288% due
                                        6/01/2015 (b)(e)                                                                    482,650
                               520,000  Universal Hospital Services, Inc., 8.50% due 6/01/2015 (e)(g)                       497,660
                             3,175,000  Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014                            3,008,313
                                                                                                                       ------------
                                                                                                                         25,551,549
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &          290,000  American Real Estate Partners LP, 7.125% due 2/15/2013                              271,150
Leisure - 7.6%               2,000,000  American Real Estate Partners LP, 7.125% due 2/15/2013 (e)                        1,870,000
                             2,200,000  Caesars Entertainment, Inc., 7.875% due 3/15/2010                                 2,244,000
                             1,250,000  French Lick Resorts & Casino LLC, 10.75% due 4/15/2014 (e)                          900,000
                               450,000  Galaxy Entertainment Finance Co. Ltd., 9.829% due 12/15/2010 (b)(e)                 461,250
                               875,000  Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (e)                    918,750
                             3,180,000  Great Canadian Gaming Corp., 7.25% due 2/15/2015 (e)                              3,116,400
                               950,000  Greektown Holdings, LLC, 10.75% due 12/01/2013 (e)                                  926,250
                             2,575,000  Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010                      2,694,094
                               380,000  Landry's Restaurants, Inc., 9.50% due 12/15/2014                                    374,300
                             1,895,000  Little Traverse Bay Bands of Odawa Indians, 10.25% due 2/15/2014 (e)              1,913,950
                             3,150,000  Penn National Gaming, Inc., 6.875% due 12/01/2011                                 3,142,125
                             2,120,000  Pinnacle Entertainment, Inc., 7.50% due 6/15/2015 (e)                             1,961,000
                             1,575,000  San Pasqual Casino, 8% due 9/15/2013 (e)                                          1,551,375
                             1,440,000  Shingle Springs Tribal Gaming Authority, 9.375% due 6/15/2015 (e)                 1,411,200
                             1,900,000  Station Casinos, Inc., 6.50% due 2/01/2014                                        1,539,000
                             2,575,000  Station Casinos, Inc., 7.75% due 8/15/2016                                        2,420,500
                               660,000  Station Casinos, Inc., 6.625% due 3/15/2018                                         499,950

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

                                  Face
Industry                        Amount  Corporate Bonds                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                           $   530,000  Travelport LLC, 9.749% due 9/01/2014 (b)                                       $    519,400
                             3,270,000  Tropicana Entertainment LLC Series WI, 9.625%
                                        due 12/15/2015                                                                    2,272,650
                             2,850,000  Universal City Florida Holding Co. I, 9.661%
                                        due 5/01/2010 (b)                                                                 2,878,500
                               600,000  Virgin River Casino Corp., 9% due 1/15/2012                                         522,000
                             1,975,000  Wynn Las Vegas LLC, 6.625% due 12/01/2014                                         1,915,750
                                                                                                                       ------------
                                                                                                                         36,323,594
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables           2,675,000  American Greetings Corp., 7.375% due 6/01/2016                                    2,568,000
- 1.3%                       1,595,000  Jarden Corp., 7.50% due 5/01/2017                                                 1,435,500
                             2,550,000  Standard-Pacific Corp., 9.25% due 4/15/2012                                         892,500
                             1,415,000  The Yankee Candle Company, Inc., 9.75% due 2/15/2017                              1,305,338
                                                                                                                       ------------
                                                                                                                          6,201,338
-----------------------------------------------------------------------------------------------------------------------------------
Household Products           1,150,000  Church & Dwight Co., Inc., 6% due 12/15/2012                                      1,121,250
- 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.0%           2,645,000  First Data Corp., 9.875% due 9/24/2015 (e)                                        2,459,850
                             3,450,000  SunGard Data Systems, Inc., 9.125% due 8/15/2013                                  3,510,375
                             3,415,000  SunGard Data Systems, Inc., 10.25% due 8/15/2015                                  3,517,450
                                                                                                                       ------------
                                                                                                                          9,487,675
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power               62,000  The AES Corp., 8.75% due 5/15/2013 (e)                                               64,480
Producers & Energy           4,675,000  Energy Future Holding Corp., 11.25% due 11/01/2017 (e)(g)                         4,522,391
Traders - 3.3%               2,550,000  NRG Energy, Inc., 7.25% due 2/01/2014                                             2,492,625
                             2,350,000  NRG Energy, Inc., 7.375% due 2/01/2016                                            2,303,000
                             4,900,000  Texas Competitive Electric Holdings Co. LLC, 10.25% due 11/01/2015 (e)            4,716,250
                             1,575,000  Texas Competitive Electric Holdings Co. LLC, 10.50% due 11/01/2016 (e)(g)         1,484,438
                                                                                                                       ------------
                                                                                                                         15,583,184
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.7%             2,600,000  Alliant Holdings I, Inc., 11% due 5/01/2015 (e)                                   2,470,000
                             1,070,000  USI Holdings Corp., 8.744% due 11/15/2014 (b)(e)                                    957,650
                                                                                                                       ------------
                                                                                                                          3,427,650
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &          2,725,000  Quiksilver, Inc., 6.875% due 4/15/2015                                            2,418,437
Products - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.9%             2,050,000  AGY Holding Corp., 11% due 11/15/2014 (e)                                         1,978,250
                               865,000  Accuride Corp., 8.50% due 2/01/2015                                                 743,900
                               740,000  RBS Global, Inc., 9.50% due 8/01/2014                                               732,600
                             1,200,000  RBS Global, Inc., 11.75% due 8/01/2016                                            1,200,000
                               885,000  RBS Global, Inc., 8.875% due 9/01/2016                                              858,450
                             3,530,000  Terex Corp., 8% due 11/15/2017                                                    3,547,650
                                                                                                                       ------------
                                                                                                                          9,060,850
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 1.0%                2,316,000  Navios Maritime Holdings, Inc., 9.50% due 12/15/2014                              2,379,690
                             2,250,000  Teekay Shipping Corp., 8.875% due 7/15/2011                                       2,368,125
                                                                                                                       ------------
                                                                                                                          4,747,815
-----------------------------------------------------------------------------------------------------------------------------------
Media - 18.3%                2,189,000  Affinion Group, Inc., 11.50% due 10/15/2015                                       2,183,527
                             2,800,000  Allbritton Communications Co., 7.75% due 12/15/2012                               2,772,000
                               375,000  American Media Operations, Inc. Series B, 10.25% due 5/01/2009                      333,750
                             1,850,000  Barrington Broadcasting Group LLC, 10.50% due 8/15/2014                           1,877,750
                               800,000  Bonten Media Acquisition Co., 9% due 6/01/2015 (e)(g)                               671,607
                             3,175,000  CMP Susquehanna Corp., 9.875% due 5/15/2014                                       2,667,000
                             3,750,000  CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                                 3,675,000
                               775,000  Cablevision Systems Corp. Series B, 8% due 4/15/2012                                738,187
                             2,525,000  Cadmus Communications Corp., 8.375% due 6/15/2014                                 2,297,750
                             8,290,000  Charter Communications Holdings I, LLC, 11% due
                                        10/01/2015                                                                        7,207,250
                             4,240,000  Charter Communications Holdings II, LLC, 10.25% due 9/15/2010                     4,187,000

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

                                  Face
Industry                        Amount  Corporate Bonds                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                           $ 2,256,000  Dex Media West LLC, 9.875% due 8/15/2013                                        $ 2,343,420
                             3,090,000  Echostar DBS Corp., 7.125% due 2/01/2016                                          3,217,463
                               660,000  Harland Clarke Holdings Corp., 9.50% due 5/15/2015                                  567,600
                               550,000  Harland Clarke Holdings Corp., 9.619% due 5/15/2015 (b)                             462,000
                             3,190,000  Idearc, Inc., 8% due 11/15/2016                                                   2,982,650
                               355,000  Intelsat Bermuda Ltd., 10.829% due 6/15/2013 (b)                                    364,319
                             1,065,000  Intelsat Bermuda Ltd., 8.886% due 1/15/2015 (b)                                   1,066,331
                             1,100,000  Intelsat Bermuda Ltd., 11.25% due 6/15/2016                                       1,138,500
                             1,770,000  Intelsat Corp., 9% due 6/15/2016                                                  1,796,550
                             3,475,000  Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015                        3,501,062
                             1,748,000  Liberty Media Corp., 0.75% due 3/30/2023 (a)                                      1,855,065
                             3,900,000  Mediacom LLC, 9.50% due 1/15/2013                                                 3,627,000
                               440,000  Network Communications, Inc., 10.75% due 12/01/2013                                 440,000
                             4,775,000  Nielsen Finance LLC, 10% due 8/01/2014                                            4,858,562
                             3,459,000  PanAmSat Corp., 9% due 8/15/2014                                                  3,510,885
                             4,750,000  Paxson Communications Corp., 8.493% due 1/15/2012 (b)(e)                          4,666,875
                             1,395,000  Quebecor Media, Inc., 7.75% due 3/15/2016                                         1,300,837
                             1,200,000  R.H. Donnelley Corp., 8.875% due 10/15/2017 (e)                                   1,131,000
                             2,275,000  R.H. Donnelley Corp. Series A-2, 6.875% due 1/15/2013                             2,075,938
                             1,215,000  R.H. Donnelley Corp. Series A-3, 8.875% due 1/15/2016                             1,148,175
                             2,010,000  Rainbow National Services LLC, 10.375% due 9/01/2014 (e)                          2,170,800
                             4,075,000  Salem Communications Corp., 7.75% due 12/15/2010                                  4,054,625
                             1,127,000  Sinclair Broadcast Group, Inc., 8% due 3/15/2012                                  1,149,540
                               875,000  Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                                  846,563
                             6,240,000  TL Acquisitions, Inc., 10.50% due 1/15/2015 (e)                                   6,084,000
                             1,195,000  Windstream Regatta Holdings, Inc., 11% due 12/01/2017 (e)                         1,206,950
                             1,790,000  Young Broadcasting, Inc., 10% due 3/01/2011                                       1,432,000
                                                                                                                       ------------
                                                                                                                         87,609,531
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 4.9%       3,625,000  Aleris International, Inc., 9% due 12/15/2014 (g)                                 2,964,591
                               320,000  Blaze Recycling & Metals LLC, 10.875% due 7/15/2012 (e)                             292,800
                               850,000  FMG Finance Pty Ltd., 10% due 9/01/2013 (e)                                         935,000
                             1,230,000  FMG Finance Pty Ltd., 10.625% due 9/01/2016 (e)                                   1,414,500
                             3,250,000  Foundation PA Coal Co., 7.25% due 8/01/2014                                       3,128,125
                             1,820,000  Freeport-McMoRan Copper & Gold, Inc., 8.394% due 4/01/2015 (b)                    1,851,850
                             5,350,000  Freeport-McMoRan Copper & Gold, Inc., 8.375% due 4/01/2017                        5,778,000
                             1,626,000  Indalex Holding Corp. Series B, 11.50% due 2/01/2014                              1,483,725
                             3,175,000  Novelis, Inc., 7.25% due 2/15/2015                                                2,960,687
                               640,000  Ryerson, Inc., 12.574% due 11/01/2014 (b)(e)                                        616,000
                             1,070,000  Ryerson, Inc., 12% due 11/01/2015 (e)                                             1,049,938
                               820,000  Steel Dynamics, Inc., 7.375% due 11/01/2012 (e)                                     813,850
                                                                                                                       ------------
                                                                                                                         23,289,066
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.7%       2,124,000  CenterPoint Energy, Inc. Series B, 3.75% due 5/15/2023 (a)                        3,390,435
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.3%      1,375,000  Neiman Marcus Group, Inc., 9% due 10/15/2015 (g)                                  1,378,588
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable          800,000  Berry Petroleum Co., 8.25% due 11/01/2016                                           810,000
Fuels - 4.2%                 2,500,000  Chaparral Energy, Inc., 8.50% due 12/01/2015                                      2,212,500
                             2,715,000  Compton Petroleum Finance Corp., 7.625% due 12/01/2013                            2,538,525
                             1,100,000  Copano Energy LLC, 8.125% due 3/01/2016                                           1,100,000
                             4,450,000  EXCO Resources, Inc., 7.25% due 1/15/2011                                         4,327,625
                             3,150,000  Encore Acquisition Co., 6.25% due 4/15/2014                                       2,913,750
                             1,920,000  Forest Oil Corp., 7.25% due 6/15/2019 (e)                                         1,900,800
                               600,000  KCS Energy, Inc., 7.125% due 4/01/2012                                              577,500
                             2,710,000  OPTI Canada, Inc., 8.25% due 12/15/2014 (e)                                       2,669,350

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

                                  Face
Industry                        Amount  Corporate Bonds                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                           $  1,220,00  Sabine Pass LNG LP, 7.50% due 11/30/2016                                       $  1,152,900
                                                                                                                       ------------
                                                                                                                         20,202,950
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest               3,200,000  Abitibi-Consolidated, Inc., 8.491% due 6/15/2011 (b)                              2,532,000
Products - 4.3%                775,000  Abitibi-Consolidated, Inc., 6% due 6/20/2013                                        530,875
                               310,000  Abitibi-Consolidated, Inc., 8.85% due 8/01/2030                                     220,100
                             1,575,000  Ainsworth Lumber Co. Ltd., 8.948% due 10/01/2010 (b)                              1,102,500
                             1,240,000  Bowater Canada Finance Corp., 7.95% due 11/15/2011                                  970,300
                             4,475,000  Bowater, Inc., 7.991% due 3/15/2010 (b)                                           3,938,000
                             4,300,000  Domtar Corp., 7.125% due 8/15/2015                                                4,149,500
                             2,400,000  NewPage Corp., 11.161% due 5/01/2012 (b)                                          2,520,000
                             1,930,000  NewPage Corp., 12% due 5/01/2013                                                  2,016,850
                             1,415,000  Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                            1,174,450
                             1,660,000  Verso Paper Holdings LLC Series B, 9.125% due 8/01/2014                           1,649,625
                                                                                                                       ------------
                                                                                                                         20,804,200
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products            2,175,000  Chattem, Inc., 7% due 3/01/2014                                                   2,109,750
- 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.9%       3,175,000  Elan Finance Plc, 8.869% due 11/15/2011 (b)                                       3,111,500
                             1,500,000  PTS Acquisition Corp., 9.50% due 4/15/2015 (e)(g)                                 1,365,000
                                                                                                                       ------------
                                                                                                                          4,476,500
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment       1,875,000  FelCor Lodging LP, 8.50% due 6/01/2011                                            1,973,437
Trusts (REITs) - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management       4,750,000  Forest City Enterprises, Inc., 7.625% due 6/01/2015                               4,619,375
& Development - 2.2%         2,400,000  Realogy Corp., 10.50% due 4/15/2014 (e)                                           1,806,000
                             3,800,000  Realogy Corp., 11% due 4/15/2014 (e)(g)                                           2,650,500
                             2,565,000  Realogy Corp., 12.375% due 4/15/2015 (e)                                          1,680,075
                                                                                                                       ------------
                                                                                                                         10,755,950
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.4%           4,450,000  Avis Budget Car Rental LLC, 7.369% due 5/15/2014 (b)                              4,116,250
                               950,000  Avis Budget Car Rental LLC, 7.625% due 5/15/2014                                    912,000
                               383,000  Britannia Bulk Plc, 11% due 12/01/2011                                              396,884
                             2,130,000  St. Acquisition Corp., 12.50% due 5/15/2017 (e)                                   1,128,900
                                                                                                                       ------------
                                                                                                                          6,554,034
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &               450,000  Amkor Technology, Inc., 7.75% due 5/15/2013                                         423,000
Semiconductor                2,415,000  Amkor Technology, Inc., 9.25% due 6/01/2016                                       2,421,037
Equipment - 1.9%             4,895,000  Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (g)                          4,270,887
                             1,920,000  Spansion, Inc., 8.249% due 6/01/2013 (b)(e)                                       1,747,200
                                                                                                                       ------------
                                                                                                                          8,862,124
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.2%              1,009,227  BMS Holdings, Inc., 12.40% due 2/15/2012 (b)(e)(g)                                  937,051
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.3%        560,000  Asbury Automotive Group, Inc., 7.625% due 3/15/2017                                 506,800
                             4,575,000  Autonation, Inc., 7.243% due 4/15/2013 (b)                                        4,300,500
                             1,150,000  Autonation, Inc., 7% due 4/15/2014                                                1,086,750
                               490,000  Beverages & More, Inc., 9.25% due 3/01/2012 (e)                                     496,125
                             1,440,000  Buffets, Inc., 12.50% due 11/01/2014                                                687,600
                             2,800,000  General Nutrition Centers, Inc., 10.009% due
                                        3/15/2014 (b)(e)(g)                                                               2,660,000
                             2,260,000  General Nutrition Centers, Inc., 10.75% due 3/15/2015 (e)                         2,180,900
                             1,440,000  Group 1 Automotive, Inc., 2.25% due 6/15/2036 (a)(m)                              1,015,200
                             2,650,000  Michaels Stores, Inc., 10% due 11/01/2014                                         2,610,250
                             3,350,000  Michaels Stores, Inc., 11.375% due 11/01/2016                                     3,190,875
                             1,805,000  United Auto Group, Inc., 7.75% due 12/15/2016                                     1,714,750
                                                                                                                       ------------
                                                                                                                         20,449,750
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &          3,200,000  Levi Strauss & Co., 8.875% due 4/01/2016                                          3,120,000
Luxury Goods - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                     2,675,000  Centennial Cellular Operating Co. LLC, 10.125% due 6/15/2013                      2,795,375
Telecommunication            2,170,000  Centennial Communications Corp., 10.981% due
Services - 6.5%                         1/01/2013 (b)                                                                     2,218,825

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

                                  Face
Industry                        Amount  Corporate Bonds                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                           $  1,220,00  Cricket Communications, Inc., 9.375% due 11/01/2014                            $  1,134,600
                             2,300,000  Cricket Communications, Inc., 9.375% due 11/01/2014 (e)                           2,139,000
                             1,340,000  Digicel Group Ltd., 8.875% due 1/15/2015 (e)                                      1,199,300
                             3,424,000  Digicel Group Ltd., 9.125% due 1/15/2015 (e)(g)                                   3,064,480
                             1,900,000  Dobson Communications Corp., 9.493% due 10/15/2012 (b)                            1,938,000
                               990,000  iPCS, Inc., 7.036% due 5/01/2013 (b)                                                920,700
                             7,250,000  MetroPCS Wireless, Inc., 9.25% due 11/01/2014                                     6,869,375
                             3,800,000  Nordic Telephone Co. Holdings ApS, 8.875%
                                        due 5/01/2016 (e)                                                                 3,857,000
                               320,000  Orascom Telecom Finance SCA, 7.875% due 2/08/2014                                   294,400
                               555,000  Orascom Telecom Finance SCA, 7.875% due 2/08/2014 (e)                               510,600
                             4,075,000  Rural Cellular Corp., 8.25% due 3/15/2012                                         4,227,813
                                                                                                                       ------------
                                                                                                                         31,169,468
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Corporate Bonds  (Cost - $579,630,487) - 115.6%                           553,273,650
-----------------------------------------------------------------------------------------------------------------------------------

                                        Floating Rate Loan Interests (k)
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.4%          1,750,000  New Vision First Lien Term Loan, 11.63% due 10/26/2014                            1,697,500
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.4%             4,870,000  Wellman, Inc. Second Lien Term Loan, 11.661% due 2/10/2010
                                                                                                                          2,130,625
-----------------------------------------------------------------------------------------------------------------------------------
Containers &                 1,364,310  Berry Plastics Corp. Term Loan B, 12.244% due 6/15/2014                           1,159,664
Packaging - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers        2,447,779  Rotech Healthcare, Inc. Term Loan B, 10.832% due 9/26/2011                        2,300,912
& Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &        4,073,728  Travelport, Inc. Term Loan, 12.198% due 3/22/2012                                 3,802,145
Leisure - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Household Products              39,871  Spectrum Brands, Inc. Letter of Credit, 4.566% due 4/15/2013                         38,456
- 0.2%                         795,631  Spectrum Brands, Inc. Term Loan B-1, 8.665% - 9.249%
                                        due 4/15/2014                                                                       767,386
                                                                                                                       ------------
                                                                                                                            805,842
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power            6,000,000  TXU Corp. Term Loan 3, 8.396% due 10/10/2014                                      5,896,362
Producers & Energy             750,000  TXU Corp. Term Loan B 2, 8.396% due 10/14/2029                                      735,938
Traders - 1.4%                                                                                                         ------------
                                                                                                                          6,632,300
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%               596,315  Rexnord Corp. Payment In Kind Term Loan, 12.58% due 3/02/2013
                                                                                                                            524,757
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.0%                   650,000  Affinion Group, Inc. Term Loan, 11.678% due 3/01/2012                               617,500
                             4,250,000  Catalina Marketing Group Term Loan, 8.981% due 10/09/2017                         3,973,750
                                                                                                                       ------------
                                                                                                                          4,591,250
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable        1,100,000  SandRidge Energy, Inc. Term Loan, 8.63% due 3/01/2015                             1,097,250
Fuels - 0.4%                 1,000,000  SandRidge Energy, Inc. Term Loan B, 8.854% due 3/01/2014                            995,000
                                                                                                                       ------------
                                                                                                                          2,092,250
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest               2,985,000  Verso Paper Holdings LLC Term Loan B, 11.161% due 2/01/2013                       2,846,944
Products - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.2%      1,147,103  Michaels Stores, Inc. Term Loan B, 6.938% - 7.625%
                                        due 10/31/2014                                                                    1,050,903
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Floating Rate Loan Interests
                                        (Cost - $33,228,446) - 6.2%                                                      29,635,092
-----------------------------------------------------------------------------------------------------------------------------------

                                Shares
                                  Held  Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%         116,170  E*Trade Financial Corp. (d)                                                         534,382
-----------------------------------------------------------------------------------------------------------------------------------
Communications                 134,482  Loral Space & Communications Ltd. (d)                                             4,604,664
Equipment - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment           116,910  Medis Technologies Ltd. (d)                                                       1,492,941
- 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest                  78,039  Western Forest Products, Inc. Restricted Shares (d)                                 109,260
Products - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &               154,040  Cypress Semiconductor Corp. (d)                                                   5,117,209
Semiconductor
Equipment - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Common Stocks  (Cost - $9,803,789) - 2.5%                                  11,858,456
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

                                Shares
Industry                          Held  Preferred Stocks                                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable               67  EXCO Resources, Inc., 7% (a)                                                   $   737,000
Fuels - 0.8%                       279  EXCO Resources, Inc., 11%                                                        3,069,000
----------------------------------------------------------------------------------------------------------------------------------
                                        Total Preferred Stocks  (Cost - $3,460,000) - 0.8%                               3,806,000
----------------------------------------------------------------------------------------------------------------------------------

                                        Warrants (i)
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers           54,577  HealthSouth Corp. (expires 1/16/2014)                                               43,662
& Services - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
                                        Total Warrants (Cost - $0) - 0.0%                                                   43,662
----------------------------------------------------------------------------------------------------------------------------------

                                        Rights
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment            11,691  Medis Technologies Ltd. (n)                                                              0
- 0.0%
----------------------------------------------------------------------------------------------------------------------------------
                                        Total Rights - (Cost - $0) - 0.0%                                                        0
----------------------------------------------------------------------------------------------------------------------------------

                            Beneficial
                              Interest  Other Interests (f)
----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%               $ 1,300,000  Adelphia Escrow                                                                        130
                             1,630,376  Adelphia Recovery Trust                                                                163
----------------------------------------------------------------------------------------------------------------------------------
                                        Total Other Interests  (Cost - $5,330) - 0.0%                                          293
----------------------------------------------------------------------------------------------------------------------------------

                                        Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                             1,397,363  BlackRock Liquidity Series, LLC
                                        Cash Sweep Series, 4.75% (c)(j)                                                  1,397,363
----------------------------------------------------------------------------------------------------------------------------------
                                        Total Short-Term Securities (Cost - $1,397,363) - 0.3%                           1,397,363
----------------------------------------------------------------------------------------------------------------------------------
                                        Total Investments  (Cost - $627,525,415*) - 125.4%                             600,014,516

                                        Liabilities in Excess of Other Assets - (25.4%)                               (121,353,675)
                                                                                                                      ------------
                                        Net Assets - 100.0%                                                           $478,660,841
                                                                                                                      ============

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 628,303,807
                                                                  =============
      Gross unrealized appreciation ..........................    $   9,324,776
      Gross unrealized depreciation ..........................      (37,614,067)
                                                                  -------------
      Net unrealized depreciation ............................    $ (28,289,291)
                                                                  =============

(a)   Convertible security.
(b)   Floating rate security.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                 Net Activity     Interest Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series,
        LLC Cash Sweep Series                   $(1,420,377)        $ 38,047
      --------------------------------------------------------------------------

(d)   Non-income producing security.
(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(h) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(i) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(j)   Represents the current yield as of November 30, 2007.
(k) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(l)   Subject to principal paydowns.
(m)   Represents a step bond.
(n)   The rights may be exercised until December 17, 2007.

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Swaps outstanding as of November 30, 2007 were as follows:

      --------------------------------------------------------------------------
                                                      Notional       Unrealized
                                                       Amount       Depreciation
      --------------------------------------------------------------------------
      Sold credit default protection on
      Ford Motor Company and receive 3.80%

      Broker, JPMorgan Chase
      Expires March 2010                            $ 5,000,000     $ (185,810)

      Sold credit default protection on
      Ford Motor Company and receive 3.80%

      Broker, UBS Warburg
      Expires March 2010                            $ 1,590,000        (59,088)

      Sold credit default protection on
      Ford Motor Company and receive 5.00%

      Broker, Goldman Sachs
      Expires June 2010                             $ 6,330,000       (108,426)
      --------------------------------------------------------------------------
      Total                                                         $ (353,324)
                                                                    ==========

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund VI, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer of
    BlackRock Corporate High Yield Fund VI, Inc.

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Corporate High Yield Fund VI, Inc.

Date: January 16, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock Corporate High Yield Fund VI, Inc.

Date: January 16, 2008